Net Investment in Sales-type Leases (Schedule of Future Minimum Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Net Investment in Sales-type Leases [Abstract]
2014	$ 7,467
2015	5,066
2016	3,544
2017	2,190
2018	1,136
Capital Leases Future Minimum Payments Receivable	$ 19,403